File No. 33-56972   CIK #896010


               Securities and Exchange Commission
                     Washington, D. C. 20549


                         Post-Effective


                         Amendment No. 4


                               to


                            Form S-6


        For Registration under the Securities Act of 1933
       of Securities of Unit Investment Trusts Registered
                         on Form N-8B-2

     Kemper Insured Corporate Trust, Series 10 and Series 11

         Name and executive office address of Depositor:

                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206

         Name and complete address of agent for service:

                         Robin Pinkerton
                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206



    ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 1997 pursuant to paragraph (b) of Rule 485.

                     KEMPER INSURED CORPORATE TRUST
              KEMPER DEFINED FUNDS INSURED CORPORATE SERIES
         EVEREN UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
                           PROSPECTUS PART ONE

     Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series and EVEREN Unit Investment Trusts Insured Corporate Series (the "Trusts") were formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of corporate debt obligations issued after July 18, 1994 by utility companies. Certain Trusts also contain zero coupon U.S. Treasury obligations.

     Insurance guaranteeing the scheduled payment of principal and interest on all of the Bonds (other than any U.S. Treasury obligations) in the portfolio listed in Part Two has been obtained directly by the issuer of such Bonds or by the Sponsor of the Trusts from MBIA Insurance Corporation. See "Insurance on the Portfolios" and "Portfolio" appearing in Part Two for each Trust. This insurance is effective so long as the Bonds are outstanding. As a result of such insurance, the Bonds so insured in each Trust and the Units of each Trust received on the original date of deposit a rating of "Aaa" by Moody's Investors Service, Inc. ("Moody's"). All the Bonds in each Trust have received a rating of "AAA" by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") as of the original date of deposit. The insurance does not relate to the Units of the respective Trusts offered hereby or
to  their  market value.  See "Insurance on the Portfolios."   No
representation is made as to any insurer's ability to meet its commitments.

     Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal. The use of the term
"Insured" in the name of the Trust Funds does not mean that the Units of the Trusts are insured by any governmental or private organization. The Units are not insured.

     For foreign investors who are not United States citizens or residents, interest income from each Trust may not be subject to federal withholding taxes if certain conditions are met. See "Federal Tax Status."

                    This Prospectus is in two parts.
            Read and retain both parts for future reference.

       The date of this Part One is that date which is set forth
                     in Part Two of the Prospectus.

                   SPONSOR:  RANSON & ASSOCIATES, INC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COM-MISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            TABLE OF CONTENTS

                                        PAGE
SUMMARY                                   1

THE TRUST                                 2

TRUST PORTFOLIOS                          2
   PORTFOLIO SELECTION                    2
   RISK FACTORS                           3
   GENERAL TRUST INFORMATION              6

INSURANCE ON THE PORTFOLIOS               6

RETIREMENT PLANS                          8
   INDIVIDUAL RETIREMENT ACCOUNT--IRA     8
   QUALIFIED RETIREMENT PLANS             9
   EXCESS DISTRIBUTIONS TAX               9

DISTRIBUTION REINVESTMENT                 9

INTEREST, ESTIMATED LONG-TERM RETURN
   AND ESTIMATED CURRENT RETURN          10

FEDERAL TAX STATUS                       11

TAX REPORTING AND REALLOCATION           16

PUBLIC OFFERING OF UNITS                 16
   PUBLIC OFFERING PRICE                 16
   ACCRUED INTEREST                      18
   PURCHASED AND DAILY ACCRUED INTEREST  19
   PUBLIC DISTRIBUTION OF UNITS          20
   PROFITS OF SPONSOR                    20

MARKET FOR UNITS                         21

REDEMPTION                               21
   COMPUTATION OF REDEMPTION PRICE       22

UNITHOLDERS                              23
   OWNERSHIP OF UNITS                    23
   DISTRIBUTIONS TO UNITHOLDERS          24
   STATEMENT TO UNITHOLDERS              25
   RIGHTS OF UNITHOLDERS                 26

INVESTMENT SUPERVISION                   27

ADMINISTRATION OF THE TRUST              27
   THE TRUSTEE                           27
   THE EVALUATOR                         28
   AMENDMENT AND TERMINATION             29
   LIMITATIONS ON LIABILITY              29

EXPENSES OF THE TRUST                    30

THE SPONSOR                              31

LEGAL OPINIONS                           32

INDEPENDENT AUDITORS                     32

Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedules of Investments*
Notes to Financial Statements*

-----------------
* Information on these items appears in Part Two

SUMMARY

     Public Offering Price. The Public Offering Price per Unit of a Series of the Trust is equal to a pro rata share of the aggregate bid prices of the Bonds in such Series plus or minus a pro rata share of cash, if any, in the Principal Account, held or owned by the Series plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable, plus a sales charge shown under "Public Offering of Units." The sales charge is reduced on a graduated scale as indicated under "Public Offering of Units - Public Offering Price."

     Interest and Principal Distributions. Distributions of the estimated annual interest income to be received by a Series of the Trust, after deduction of estimated expenses, will be made monthly unless the Unitholder elects to receive such distributions semi-annually (if available). Distributions will be paid on the Distribution Dates to Unitholders of record of such Series on the Record Dates set forth for the applicable option. See "Essential Information" in Part Two. Unitholders of Kemper Defined Funds Insured Corporate Series or EVEREN Unit Investment Trusts Insured Corporate Series will receive distributions monthly.

     The distribution of funds, if any, in the Principal Account of each Series, will be made as provided in "Unitholders-Distributions to Unitholders."

     Reinvestment. Each Unitholder may elect to have distributions of principal or interest or both automatically invested without charge in shares of certain Zurich Kemper Investment, Inc. mutual funds. See "Distribution Reinvestment."

     Estimated Current Return and Estimated Long-Term Return. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price of such Trust. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, Sponsor and Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the bid price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirement dates of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

     Market for Units. While under no obligation to do so, the Sponsor intends, subject to change at any time, to maintain a market for the Units of each Series of the Trust and to continuously offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Bonds in such Series of the Trust plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable.

     Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest on a bond when due, volatile interest rates, early call provisions and general economic conditions. See "Trust Portfolio-Risk Factors."

THE TRUST

     Each Series of the Trust is one of a series of unit investment trusts created by the Sponsor under the name Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series or EVEREN Unit Investment Trusts Insured Corporate Series, all of which are similar, and each of which was created under the laws of the State of Missouri or New York pursuant to a Trust Agreement* (the "Trust Agreement"). Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The  objective of each Trust is to provide a high level  of  current
income  through  investment  in  the Bonds.   There  is,  of  course,  no
guarantee that a Trust's objectives will be achieved.

     The Trusts may be appropriate investment vehicles for investors who desire to participate in a portfolio of taxable fixed income securities issued primarily by public utilities with greater diversification than investors might be able to acquire individually. Diversification of a Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. In addition, Bonds of the type deposited in the Trusts often are not available in small amounts.

     An investment in Units should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Bonds will fluctuate inversely with changes in interest rates. The uncertain economic conditions of recent years, together with the fiscal measures adopted to attempt to deal with them, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally and intermediate and long-term obligations in particular. The Sponsor cannot predict the degree to which such fluctuations will continue in the future.


TRUST PORTFOLIOS

     Portfolio Selection. The Bonds for each Trust was based largely upon the experience and judgment of the Sponsor. In making such selections the Sponsor considered the following factors: (a) the price of the Bonds relative to other issues of similar quality and maturity;
(b) whether the Bonds were issued by a utility company; (c) the diversification of the bonds as to location of issuer; (d) the income to the Unitholders of the Trusts; (e) whether the Bonds were insured or the availability and cost of insurance for the scheduled payment of principal

---------------
* Reference is made to the Trust Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.

and interest on the Bonds; (f) in certain Series whether the Bonds were issued after July 18, 1984 (g) the stated maturity of the bonds.

     The Sponsor may not alter the portfolio of a Series of the Trust, except upon the happening of certain extraordinary circumstances. See "Investment Supervision." Certain Series of the Trust contain Bonds which may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown in the "Schedules of Investments of the Trust" in Part Two. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Bonds have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions as well as proceeds from the sale of Bonds and from Bonds which mature in accordance with their terms, unless utilized to pay for
Units  tendered  for redemption, will be distributed to  Unitholders  and will not be used to purchase additional Bonds for the Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of the Trust and the net annual interest income and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Bonds also may have tax consequences to a Unitholder. See "Federal Tax Status." Information with respect to the call provisions and maturity dates of the Bonds is contained in "Schedules of Investments."

     Risk Factors. Public Utility Issues. Certain of the Bonds in each Trust are obligations of public utility issuers. In general, public utilities are regulated monopolies engaged in the business of supplying light, water, power, heat, transportation or means of communication. Historically, the utilities industry has provided investors in securities issued by companies in this industry with high levels of reliability, stability and relative total return on their investments. However, an investment in the Trusts should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Bonds in the portfolio to make payments of principal and/or interest on such Bonds.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

     Certain of the issuers of the Bonds in a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, U.S.S.R., could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

     In view of the uncertainties discussed above, there can be no assurance that any bond issuer's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a bond issuer could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations or on a bond issuer's ability to make interest and principal payments on its outstanding debt.

     Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility Bonds in a Trust to make payments due on these Bonds.

     In addition, the ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.

     In addition, business conditions of the telephone industry in general may affect the performance of the Trust Fund. General problems of telephone companies include regulation of rates for service by the FCC and various state or other regulatory agencies. However, over the last several years regulation has been changing, resulting in increased competition. The new approach is more market oriented, more flexible and more complicated. For example, Federal and certain state regulators have instituted "price cap" regulation which couples protection of rate payers for basic services with flexible pricing for ancillary services. These new approaches to regulation could lead to greater risks as well as greater rewards for operating telephone companies such as those in the Trust Funds. Inflation has substantially increased the operating expenses and costs of plants required for growth, service, improvement and replacement of existing plants. Continuing cost increases, to the extent not offset by improved productivity and revenues from increased business, would result in a decreasing rate of return and a continuing need for rate increases. Although allowances are generally made in rate-making proceedings for cost increases, delays may be experienced in obtaining the necessary rate increases and there can be no assurance that the regulatory agencies will grant rate increases adequate to cover operating and other expenses and debt service requirements. To meet increasing competition, telephone companies will have to commit substantial capital, technological and marketing resources. Telephone usage, and therefore revenues, could also be adversely affected by any sustained economic recession. New technology such as cellular service and fiber optics, will require additional capital outlays. The uncertain outcomes of future labor agreements may also have a negative impact on the telephone companies. Each of these problems could adversely affect the ability of the telephone company issuers of any Bonds in a portfolio to make payments of principal and interest on their Bonds.

     Zero Coupon U.S. Treasury Obligations;. Certain of the Bonds in certain of the Trusts are "zero coupon" U.S. Treasury bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

     General Trust Information. Because certain of the Bonds in each Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. The Trustee will have no power to vary the investment of a Trust; i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unitholder's investment.

     To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part One Prospectus in respect of any Bond which might reasonably be expected to have a material adverse effect on the Trust Funds. At any time after the date of this Part One Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust Funds. The Sponsor and the Trustee shall not be liable in any way for any default, failure or defect in any Bond.


INSURANCE ON THE PORTFOLIOS

     All Bonds in each Series of the Trust, except for the U.S. Treasury obligations, are insured as to the scheduled payment of interest and principal, either by the Sponsor or by the Bond issuer under a financial guaranty insurance policy obtained from MBIA Insurance Corporation ("MBIA Corporation"). See "Schedules of Investments" in Part Two. The premium for each such insurance policy has been paid in advance by such issuer or the Sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding and MBIA Corporation remains in business. No premiums for such insurance are paid by the Trusts. If MBIA Corporation is unable to meet its obligations under its policy or if the rating assigned to the claims-paying ability of MBIA Corporation deteriorates, no other insurer has any obligation to insure any issue adversely affected by either of these events.

     The aforementioned insurance guarantees the scheduled payment of principal and interest on all of the Bonds in each Trust, except for the U.S. Treasury obligations. It does not guarantee the market value of the Bonds or the value of the Units of a Series of the Trust. This insurance is effective so long as the Bond is outstanding, whether or not held by a Trust. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds, but the exact effect, if any, of this insurance on such market value cannot be predicted.

     MBIA Corporation is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation, which commenced municipal bond insurance operations on January 5, 1987, is a limited liability corporation rather than a several liability association. MBIA Corporation is domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia, the Commonwealth of the Northern Mariana Islands, the Commonwealth of Puerto Rico, the Virgin Islands of the United States and the Territory of Guam.

     As of September 30, 1996, MBIA Corporation had admitted assets of $4.3 billion (unaudited), total liabilities of $2.9 billion (unaudited), and total policyholder's surplus of $1.4 billion (unaudited), prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA Corporation had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited) and total capital and surplus of $1.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA Corporation's financial statements prepared in accordance with statutory accounting practices are available from MBIA Corporation. The address of MBIA Corporation is 113 King Street, Armonk, New York 10504.

     Effective December 31, 1989, MBIA, Inc. acquired Bond Investors Group, Inc. On January 5, 1990, the Insurer acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of BIG, now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG had ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to the Insurer and the Insurer has reinsured BIG's net outstanding exposure.

     Moody's Investors Service rates all bonds issues insured by MBIA "Aaa" and short-term loans "MIG1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

     Because the Bonds in each Series of the Trust (other than the U.S. Treasury obligations) are insured as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of MBIA Corporation, Moody's Investors Service, Inc., on the original Date of Deposit of each Series, assigned to each Trust's Units its "AAA" investment rating. This is the highest rating assigned to securities by such rating agency. These ratings should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units thereof.

     Bonds in a Trust for which insurance has been obtained by the issuer thereof or by the Sponsor from MBIA Corporation (all of which were rated "AAA") may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's. In selecting Bonds for the portfolio of the Trusts, the Sponsor has applied the criteria herein before described.


RETIREMENT PLANS

     Units of the Trust Funds may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust Funds will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     Individual Retirement Account--IRA. Any individual under age 70 1/2 may contribute the lesser of $2,000 or 100% of compensation to an IRA annually. Such contributions are fully deductible if the individual (and spouse if filing jointly) are not covered by a retirement plan at work. The deductible amount an individual may contribute to an IRA will be reduced $10 for each $50 of adjusted gross income over $25,000 ($40,000 if married, filing jointly or $0 if married, filing separately), if either an individual or their spouse (if married, filing jointly) is an active participant in an employer maintained retirement plan. Thus, if an individual has adjusted gross income over $35,000 ($50,000 if married, filing jointly or $0 if married, filing separately) and if an individual or their spouse is an active participant in an employer maintained retirement plan, no IRA deduction is permitted. Under the Internal Revenue Code of 1986, as amended (the "Code"), an individual may make nondeductible contributions to the extent deductible contributions are not allowed. All distributions from an IRA (other than the return of certain excess contributions) are treated as ordinary income for federal income taxation purposes provided that under the Code an individual need not pay tax on the return of nondeductible contributions. The amount includable in income for the taxable year is the portion of the amount withdrawn for the taxable year as the individual's aggregate deductible IRA contributions bear to the aggregate balance of all IRAs of the individual.

     A participant's interest in an IRA must be, or commence to be, distributed to the participant not later than April 1 of the calendar year following the year during which the participant attains age 70 1/2. Distributions made before attainment of age 59 1/2, except in the case of the participant's death or disability, or where the amount distributed is to be rolled over to another IRA, or where the distributions are taken as a series of substantially equal periodic payments over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and the designated beneficiary) are generally subject to a surtax in an amount equal to 10% of the distribution. The amount of such periodic payments may not be modified before the later of five years or attainment of age 59 1/2. Excess contributions are subject to an annual 6% excise tax.

     IRA applications, disclosure statements and trust agreements are available from the Sponsor upon request.

     Qualified Retirement Plans. Units of a Trust may be purchased by qualified pension or profit sharing plans maintained by corporations, partnerships or sole proprietors. The maximum annual contribution for a participant in a money purchase pension plan or to paired profit sharing and pension plans is the lessor of 25% of compensation or $30,000. Prototype plan documents for establishing qualified retirement plans are available from the Sponsor upon request.

     Excess Distributions Tax. In addition to the other taxes due by reason of a plan distribution, a tax of 15% may apply to certain aggregate distributions from IRAs, Keogh plans, and corporate retirement plans to the extent such aggregate taxable distributions exceed specified amounts (generally $150,000, as adjusted) during a tax year. This 15% tax will not apply to distributions on account of death, qualified domestic relations orders or amounts eligible for tax-deferred rollover treatment. In general, for lump sum distributions the excess distributions over $750,000 (as adjusted) will be subject to the 15% tax.

     The Trustee, has agreed to act as custodian for certain retirement plan accounts. An annual fee, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to the Trustee. Certificates for Individual Retirement Accounts cannot be issued.


DISTRIBUTION REINVESTMENT

     Each  Unitholder  of  a  Trust may elect to  have  distributions  of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of any open-end mutual fund registered in such Unitholder's state of residence which is underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge.

     If individuals indicate they wish to participate in the Reinvestment Program but do not designate a reinvestment fund, the Program Agent referred to below will contact such individuals to determine which reinvestment fund or funds they wish to elect. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the Trust Funds, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment. Detailed information with respect to the investment objectives and the management of the Funds is contained in their respective prospectuses, which can be obtained from any Trust Underwriter upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent a written notice of election.

     Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Distributions to Unitholders."

     The   Program  Agent  is  the  Trustee.   All  inquiries  concerning
participation in distribution reinvestment should be directed to the Program Agent at its unit investment trust division office.


INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN

     As of the opening of business on the date indicated therein, the Estimated Long-Term Returns and the Estimated Current Returns for each Series of the Trust were as set forth under "Essential Information" for the applicable Trust in Part Two of this Prospectus. Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in a Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated

Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only net annual interest income and Public Offering Price.


FEDERAL TAX STATUS

     For purposes of the following discussion and opinions, it is assumed that each of the obligations is debt for Federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

           1. Each Trust is not an association taxable as a corporation for Federal income tax purposes.

          2. Each Unitholder of the Trust is considered to be the owner of a pro rata portion of each of a Trust's assets for Federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"); and the income will be treated as income of the Unitholders. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust. Each Unitholder will also be required to include in taxable income for Federal income tax purposes, original issue discount with respect to his interest in any Bonds held by a Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.

           3. Each Unitholder will have a taxable event when a Bond is disposed of (whether by sale, exchange, liquidation, redemption, or payment at maturity) or when the Unitholder redeems or sells his
     Units. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before the adjustments described below) by apportioning the tax basis for the Units among each of the Trust assets according to value as of the valuation date nearest the date of acquisition of the Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Bonds delivered after the date the Unitholders pay for their Units to the extent such interest accrued on such Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the sellers) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, exchange, payment at maturity, redemption or otherwise), gain or loss is recognized to the Unitholder (subject to various nonrecognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unitholders pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Bond which was issued with original issue discount

     (or which has market discount) (including any U.S. Treasury obligations) must be increased by the amount of accrued original issue discount (and accrued market discount if the Unitholder elects to include market discount in income as it accrues) and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under
     Section 171 of the Code. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost. The U.S. Treasury obligations held by a Trust, if any, are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder (as discussed below under "Original Issue Discount"). Because U.S. Treasury obligations represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each U.S. Treasury obligation held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the Bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Bonds held by a Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of U.S Treasury obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

     Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986 (the "Act"), certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses paid by a Trust as miscellaneous itemized deductions subject to this limitation.

     Premium. If a Unitholder's tax basis of his pro rata portion in any Bonds held by a Trust exceeds the amount payable by the issuer of the Bond with respect to such pro rata interest upon the maturity of the

Bond, such excess would be considered premium which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisors regarding whether such election should be made and the manner of amortizing premium.

     Original Issue Discount. Certain of the Bonds in each Trust may have been acquired with "original issue discount." In the case of any Bonds in a Trust acquired with "original issue discount" that exceeds a "de minimis" amount as specified in the Code or in the case of U.S. Treasury obligations as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Bonds are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Bonds. Unitholders should consult their tax advisers as to the amount of original issue discount which accrues.

     Special original issue discount rules apply if the purchase price of the Bond by a Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Similarly these special rules would apply to a Unitholder if the tax basis of his pro rata portion of a Bond issued with original issue discount exceeds his pro rata portion of its adjusted issue price. Unitholders should also consult their tax advisers regarding these special rules.

     It is possible that a corporate Bond that has been issued at an original issue discount may be characterized as a "high-yield discount obligation" within the meaning of Section 163(e)(5) of the Code. To the extent that such an obligation is issued at a yield in excess of six percentage points over the applicable Federal rate, a portion of the original issue discount on such obligation will be characterized as a distribution on stock (e.g., dividends) for purposes of the dividends received deduction which is available to certain corporations with respect to certain dividends received by such corporation.

     Market Discount. If a Unitholder's tax basis in his pro rata portion of Bonds is less than the allocable portion of such Bond's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis" as specified in the Code. Market discount accrues daily computed on a straight line basis, unless the Unitholder elects to calculate accrued market discount under a constant yield method. The market discount rules do not apply to U.S. Treasury obligations because they are stripped debt instruments subject to special original issue discount rules as discussed above. Unitholders should consult their tax advisors regarding whether such election should be made and as to the amount of market discount which accrues.

     Accrued market discount is generally includable in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Bonds, on the sale, maturity or disposition of such Bonds by a Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

     Computation of the Unitholder's Tax Basis. The tax basis of a Unitholder with respect to his interest in a Bond is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Bonds held by a Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.

     Recognition of Taxable Gain or Loss upon Disposition of Obligations by a Trust or Disposition of Units. A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a Bond is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor subject to various non-recognition provisions of the Code. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Bond deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a Bond by a Trust or the disposition of Units by a Unitholder will generally be short-term capital gain or loss unless the Unitholder has held his Units for more than one year in which case such capital gain or loss will be generally long-term. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 28 percent. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28 percent maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of all of the Bonds represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.

     Foreign Investors. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust) will generally not be subject to United States federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Bond or the sale of his Units provided that all of the following conditions are met:
(i) the interest income or gain is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most securities issued by United States issuers), the Bond is issued after July 18, 1984 (which is the case for each Bond held by a Trust), then the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Bond and the foreign investor is not a controlled foreign corporation related (within the meaning of
Section 864(d)(4) of the Code) to the issuer of the Bond, (iii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iv) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

     It should be noted that the Tax Act includes a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest." The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     General.   Each  Unitholder (other than a foreign investor  who  has
properly   provided  the  certifications  described  in   the   preceding
paragraph) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-
up  withholding.   If  the  proper  taxpayer  identification  number  and
appropriate certification are not provided when requested, distributions by a Trust to such Unitholder including amounts received upon the redemption of the Units will be subject to back-up withholding.

     The foregoing discussion relates only to United States Federal income taxes; Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.


TAX REPORTING AND REALLOCATION

     Because the Trusts receive interest and makes monthly distributions based upon a Trust's expected total collections of interest and any anticipated expenses, certain tax reporting consequences may arise. A Trust is required to report Unitholder information to the Internal Revenue Service ("IRS"), based upon the actual collection of interest by such Trust on the securities in such Trust, without regard to such Trust's expenses or to such Trust's payments to Unitholders during the year. If distributions to Unitholders exceed interest collected, the difference will be reported as a return of principal which will reduce a Unitholder's cost basis in its Units (and its pro rata interest in the securities in a Trust). A Unitholder must include in taxable income the amount of income reported by a Trust to the IRS regardless of the amount distributed to such Unitholder. If a Unitholder's share of taxable income exceeds income distributions made by a trust to such Unitholder, such excess is in all likelihood attributable to the payment of miscellaneous expenses of such Trust which will not be deductible by an individual Unitholder as an itemized deduction except to the extent that the total amount of certain itemized deductions, such as investments expenses (which would include the Unitholder's share of Trust expenses), tax return preparation fees and employee business expenses, exceeds 2% of such Unitholders's adjusted gross income. Alternatively, in certain cases, such excess may represent an increase in the Unitholder's tax basis in the Units owned. Investors with questions regarding these issues should consult with their tax advisers.


PUBLIC OFFERING OF UNITS

     Public Offering Price. Units of each Series of the Trust are offered at the Public Offering Price. The Public Offering Price per Unit of a Series is equal to the aggregate bid side evaluation of the Bonds in the Series' portfolio (as determined pursuant to the terms of a contract with the Evaluator, Cantor Fitzgerald & Co., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities), plus or minus (a) cash, if any, in the Principal Account, held or owed by the Series, (b) Purchased Interest (if any) and
(c) Daily Accrued Interest, divided by the number of outstanding Units of that Series of the Trust, plus the sales charge applicable. The sales charge is based upon the dollar weighted average maturity of a Trust and is determined in accordance with the table set forth below. For purposes of this computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedule:

                                 PERCENT OF
           DOLLAR                   PUBLIC
      WEIGHTED AVERAGE             OFFERING                 AMOUNT
      YEARS TO MATURITY             PRICE                  INVESTED
      -----------------         -------------          --------------
0 to .99 years                      0.00%                    0.00%
1 to 3.99 years                     2.00                     2.041
4 to 7.99 years                     3.50                     3.627
8 to 14.99 years                    4.50                     4.712
15 or more years                    5.50                     5.820

     The sales charge per Unit will be reduced as set forth below:

                                        DOLLAR WEIGHTED AVERAGE
                                            YEARS TO MATURITY*
                                 4 TO 7.99     8 TO 14.99     15 OR MORE
                                 ---------     ----------     ----------
AMOUNT OF INVESTMENT            SALES CHARGE (% OF PUBLIC OFFERING PRICE)
--------------------            -----------------------------------------
$1 to $99,999                      3.50%          4.50%          5.50%
$100,000 to $499,999               3.25           4.25           5.00
$500,000 to $999,999               3.00           4.00           4.50
$1,000,000 or more                 2.75           3.75           4.00

-----------------
     *If  the  dollar weighted average maturity of a Trust is from  1  to
3.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1 to $249,999 and $250,000 or more, respectively.

     The reduced sales charge as shown on the preceding charts will apply to all purchases of Units on any one day by the same purchaser from the same firm in the amounts stated herein, and for this purpose, purchases of Units of a Series of the Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

     Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     The Sponsor intends to permit officers, directors and employees of the sponsor and Evaluator and, at the discretion of the Sponsor, registered representatives of selling firms to purchase Units of the Trust without a sales charge, although a transaction processing fee may be imposed on such trades.

     The Public Offering Price on the date shown on the cover page of Part Two of the Prospectus or on any subsequent date will vary from the amounts stated under "Essential Information" in Part Two due to fluctuations in the prices of the underlying Bonds. The aggregate bid side evaluation of the Bonds shall be determined (a) on the basis of current bid prices of the Bonds, (b) if bid prices are not available for any particular Bond, on the basis of current bid prices for comparable bonds, (c) by determining the value of the Bonds on the bid side of the market by appraisal, or (d) by any combination of the above. The value of insurance obtained by an issuer of Bonds or by the Sponsor is reflected and included in the market value of such Bonds.

     The foregoing evaluations and computations shall be made as of the Evaluation Time stated under "Essential Information" in Part Two, on each business day effective for all sales made during the preceding 24-hour period, and for purposes of resales and repurchases of Units.

     The interest on the Bonds in each Series of the Trust, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two. The amount of net interest income which accrues per Unit may change as Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Series of the Trust change or as the number of outstanding Units of such Series changes.

     Payment for Units must be made on or before the third business day following purchase. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following a written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

     Accrued Interest. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series and all EVEREN Unit Investment Trusts Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on the Bonds is actually paid either monthly or semi-annually to a Trust. However, interest on the Bonds is accounted for daily on an accrual basis. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units of certain Trusts will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

     The Trustee advanced the amount of accrued interest on the First Settlement Date and the same was distributed to the Sponsor. Such advance was repaid to the Trustee through the first receipts of interest received on the Bonds. Consequently, the amount of accrued interest added to the Public Offering Price of Units of certain Trusts included only accrued interest arising after the First Settlement Date of a Trust, less any distributions from the Interest Account subsequent to this First Settlement Date. Since the First Settlement Date was the date of settlement for anyone who ordered Units on the Date of Deposit, no accrued interest was added to the Public Offering Price of Units ordered on the Date of Deposit.

     The second element of accrued interest arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Bonds in a Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby (see "Expenses of the Trust").

     Accrued interest is computed as of the initial record date of the Trusts. On the date of the first distribution of interest to Unitholders after the First Settlement Date, the interest collected by the Trustee will be sufficient to repay its advances, to allow for accrued interest under the monthly, quarterly and semi-annual plans of distribution and to generate enough cash to commence distributions to Unitholders. If a Unitholder sells or redeems all or a portion of his Units or if the Bonds in a Trust are sold or otherwise removed or if a Trust is liquidated, he will receive at that time his proportionate share of the accrued interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption of such Trust.

     Purchased  and  Daily  Accrued Interest.   Included  in  the  Public
Offering  Price  of  Units  for certain series of  Kemper  Defined  Funds
Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the later of the last day on which interest thereon was paid or the date of original issuance of the bond. Interest on the coupon Bonds in a Trust Fund is paid semi-annually to the Trust. A portion of the aggregate amount of such accrued interest on the Bonds in a Trust to the First Settlement Date of the Trust is referred to herein as "Purchased Interest." Included in the Public Offering Price of the Trust Units is the Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of the accrued interest to the Sponsor as the unitholder of record as of the First Settlement Date. The second element of accrued interest arises because the estimated net interest on the Units in the Trust Fund is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest"). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units will include the proportionate share of Daily Accrued Interest to the date of settlement.

     If a unitholder sells or redeems all or a portion of his Units or if the Bonds are sold or otherwise removed or if a Trust Fund is liquidated, he will receive at that time his proportionate share of the Purchased Interest (if any) and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in a Trust Fund.

     Accrued Interest;. Included in the Public Offering Price of Units for Kemper Insured Corporate Trust series is accrued interest as described herein. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

     In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date.

     Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

     Public Distribution of Units. The Sponsor has qualified Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth in the table below. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown in the table below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                                      DOLLAR WEIGHTED AVERAGE
                                          YEARS TO MATURITY*
                               4 TO 7.99     8 TO 14.99     15 OR MORE
                               ---------     ----------     ----------
AMOUNT OF INVESTMENT          Discount per Unit (% of Public Offering Price)
--------------------          ----------------------------------------------
     $1,000 to $99,999          2.00%          3.00%          4.00%
     $100,000 to $499,999       1.75           2.75           3.50
     $500,000 to $999,999       1.50           2.50           3.00
     $1,000,000 or more         1.25           2.25           2.50

---------------------
     *If  the  dollar weighted average maturity of a Trust is from  1  to
3.99 years, the concession or agency commission is 1.00% of the Public Offering Price.

     In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trust and other unit investment trusts underwritten by the Sponsor.

     The Sponsor reserves the right to change the levels of discounts at any time. The difference between the discount and the sales charge will be retained by the Sponsor.

     The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     Profits of Sponsor. The Sponsor will retain a portion of the sales charge on each Unit sold, representing the difference between the Public Offering Price of the Units and the discounts allowed to firms selling such Units. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in a Trust, since the value of its inventory of Units may increase or decrease.


MARKET FOR UNITS

     While not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units of each Series of the Trust offered hereby and to continuously offer to purchase said Units at prices, as determined by the Evaluator, based on the aggregate bid prices of the underlying Bonds of such Series, together with Purchased Interest (if any) and Daily Accrued Interest to the expected date of settlement. Accordingly, Unitholders who wish to dispose of their Units should inquire of their broker or bank as to the current market price of the Units prior to making a tender for redemption to the Trustee.


REDEMPTION

     If more favorable terms do not exist in the over-the-counter market described above, Unitholders of a Series of the Trust may cause their Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received, (the "Redemption Date"), by payment of cash equivalent to the Redemption Price for that Series of the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Bonds in the portfolio at the time of redemption.

     Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required
by  such  regulations.   Any amount so withheld  is  transmitted  to  the
Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such
Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-
up  withholding."   In  the  event the Trustee has  not  been  previously
provided such number, one must be provided at the time redemption is requested.

     Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is empowered to sell Bonds from the portfolio of a Series in order to make funds available for the redemption of Units of such Series. Such sale may be required when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Bonds are sold, the size and diversity of that Series of the Trust will be reduced.

     The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase any Units tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to such Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Bonds is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the underlying Bonds in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     Computation of Redemption Price. The Redemption Price for Units of each Series of the Trust is computed by the Evaluator as of the Evaluation Time stated under "Essential Information" in Part Two next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by

           A.    adding (1) the cash on hand in such Series of the Trust;
     (2) the aggregate value of the Bonds held in such Series of the Trust, as determined by the Evaluator on the basis of bid prices therefor; and (3) accrued interest or Purchased Interest and Daily Accrued Interest (as applicable) on the Bonds in that Series of the Trust as of the date of computation;

            B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of that Series of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trust"; (2) amounts representing estimated accrued expenses of that Series of the Trust including, but not limited to, fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Series of the Trust; and

           C. finally, dividing the results of such computation by the number of Units of such Series of the Trust outstanding as of the date thereof.

UNITHOLDERS

     Ownership of Units. Ownership of Units of the Trust will not be evidenced by a certificate unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee.

     Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument (if applicable), exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.

     Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any whole unit multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to not more than 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

     Distributions to Unitholders. Interest Distributions. Interest received by a Series of the Trust, including any portion of the proceeds from a disposition of Bonds which represents accrued interest, is credited by the Trustee to the Interest Account for such Series. All other receipts are credited by the Trustee to a separate Principal Account for such Series. During each year the distributions to the Unitholders of each Series of the Trust as of each Record Date (see "Essential Information" in Part Two) will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth or one-half (depending on the distribution option selected) of such holders' pro rata share of the net estimated net annual interest income to the Interest Account for such Series of the Trust, after deducting estimated expenses.

     Persons who purchase Units of the Trust between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. All distributions of principal and interest will be paid in cash unless a Unitholder has elected to reinvest principal and/or interest payments in shares of one of the reinvestment funds. See "Distribution Reinvestment." Interest distributions per Unit for each Series will be in the amounts shown under "Essential Information" in the applicable Part Two and may change as underlying Bonds are redeemed, paid or sold, or as expenses of such Series of the Trust change or the number of outstanding Units of such Series of the Trust changes.

     Since interest on Bonds in each Series of the Trust is payable at varying intervals, usually in semiannual installments, and distributions of income are made to Unitholders of a Series of the Trust at what may be different intervals from receipt of interest, the interest accruing to such Series of the Trust may not be equal to the amount of money received and available for distribution from the Interest Account of such Series. Therefore, on each Distribution Date the amount of interest actually on deposit in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account of such Series.

     Because the interest to which Unitholders of a Series of the Trust are entitled will at most times exceed the amount available for distribution, there will almost always remain an item of accrued interest that is added to the daily value of the Units of such Series. If Unitholders of a Series sell or redeem all or a portion of their Units they will be paid their proportionate share of the accrued interest of such Series to, but not including, the fifth business day after the date of a sale or to the date of tender in the case of a redemption.

     Unitholders purchasing Units will initially receive distributions in accordance with the election of the prior owner. Unitholders desiring to change their distribution option may do so by sending written notice to the Trustee, together with their certificate (if one was issued).
Certificates should only be sent by registered or certified mail to minimize the possibility of loss. If written notice and any certificate are received by the Trustee not later than January 1 or July 1 of a year, the change will become effective on January 2 for distributions commencing with February 15 or August 15, respectively, of that year. If notice is not received by the Trustee, the Unitholder will be deemed to have elected to continue with the same option for the subsequent twelve months.

     Principal Distributions;. In addition, the Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record on the preceding Record Date, an amount substantially equal to such holders' pro rata share of the cash balance, if any, in the Principal Account of such Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account of such Series is less than $1.00 per Unit.

     Statement to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

     The accounts of each Series of the Trust are required to be audited, at the Series' expense, annually by independent auditors designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series of the Trust upon written request.

     Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Series of the Trust a statement covering the calendar year, setting forth:

          A.   As to the Interest Account:

                1. The amount of interest received on the Bonds in such Series including amounts received as a portion of the proceeds of any disposition of the Bonds;

                2. The amount paid from the Interest Account of such Series representing accrued interest of any Units redeemed;

                3. The deductions from the Interest Account of such Series for applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Evaluator, the Sponsor and bond counsel, if any;

                4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                5. The net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year.

          B.   As to the Principal Account:

                1. The dates of the maturity, liquidation or redemption of any of the Bonds in such Series and the net proceeds received therefrom excluding any portion credited to the Interest Account;

                2. The amount paid from the Principal Account of such Series representing the principal of any Units redeemed;

                3. The deductions from the Principal Account of such Series for payment of applicable taxes, if any, fees and expenses (including auditing expenses) of the Trustee, the Evaluator, the Sponsor and of bond counsel, if any;

                4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                5. The net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

          C.   The following information:

                1. A list of the Bonds in such Series as of the last business day of such calendar year;

               2. The number of Units of such Series outstanding on the last business day of such calendar year;

               3. The Redemption Price of such Series based on the last Trust Evaluation made during such calendar year;

                4. The amount actually distributed during such calendar year from the Interest and Principal Accounts of such Series separately stated, expressed both as total dollar amounts and as dollar amounts per Unit of such Series outstanding on the Record Date for each such distribution.

     Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder of a Series shall have the right to control the operation and management of such Series or of the Trust in any manner, except to vote with respect to amendment of the Trust Agreement or termination of such Series of the Trust. The death or incapacity of any Unitholder will not operate to terminate the Series or the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Series or the Trust.


INVESTMENT SUPERVISION

     The Sponsor may not alter the portfolio of the Trust by the purchase, sale or substitution of Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Bonds in accordance with their terms, and/or the sale of Bonds to meet redemption requests, the assets of the Trust will remain unchanged under normal circumstances.

     The Sponsor may direct the Trustee to dispose of Bonds the value of which has been affected by certain adverse events, including institution of certain legal proceedings, a decline in their price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in a Series of the Trust would be detrimental to the interest of the Unitholders of such Series. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account for distribution to the Unitholders.

     The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of the Bonds to issue new obligations in exchange or substitution for any of such Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.

     The Trustee may sell Bonds designated by the Sponsor from a Series of the Trust for the purpose of redeeming Units of such Series tendered for redemption and the payment of expenses.


ADMINISTRATION OF THE TRUST

     The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any Series of the Trust. For information relating to the responsibilities of the Trustee under the Trust Agreements, reference is made to the material set forth under "Unitholders."

     In accordance with the Trust Agreements, the Trustee shall keep proper records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of each Series. The books and records with respect to a Series of the Trust shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreements on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Bonds held in each Series of the Trust. Pursuant to the Trust Agreements, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Bonds comprising each Trust Fund.

     Under the Trust Agreements, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreements by executing an instrument in writing and filing the same with the Sponsor.

     The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee with or without cause and appoint a successor trustee as provided in the Trust Agreements. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by a successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

     The Trustee shall be a corporation organized under the laws of the United States or any state thereof, which is authorized under such laws to exercise trust powers. The Trustee shall have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     The Evaluator. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee, in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If, upon resignation of the Evaluator, no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder. At the present time, pursuant to a contract with the Evaluator, Cantor Fitzgerald & Co., a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities, provides portfolio evaluations of the
Bonds in the Trusts which are then reviewed by the Evaluator. In the event the Sponsor is unable to obtain current evaluations from Cantor Fitzgerald & Co., it may make its own evaluations or it may utilize the services of any other non-affiliated evaluator or evaluators it deems appropriate.

     Amendment and Termination. The Trust Agreements may be amended by the Trustee and the Sponsor without the consent of any of the
Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreements may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the written consent of the holders of Units representing 66-2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Series of the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. In no event shall the Trust Agreements be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Trust

Agreements,  the  acquisition  of  any  Bonds  in  addition  to   or   in
substitution for those in the Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     The Trust Agreements provide that a Series of the Trust shall terminate upon the maturity, redemption or other disposition, of the last of the Bonds held in such Series, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two for each Trust. If the value of a Series of the Trust shall be less than the applicable minimum Trust value stated under "Essential Information" in Part Two (40% of the aggregate principal amount of Bonds deposited in the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Series of the Trust. A Series of the Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units of such Series then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders of such Series. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in such Series of the Trust and, after paying all expenses and charges incurred by such Series of the Trust, will distribute to Unitholders of such Series (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Series.

     Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreements, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreements or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds.

     The Trustee: The Trust Agreements provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Bonds, or certificates except by reason of its own negligence, bad faith or willful misconduct, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Bonds. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon. In addition, the Trust Agreements contains other customary provisions limiting the liability of the Trustee.

     The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreements provide that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, lack of good faith or willful misconduct.

EXPENSES OF THE TRUST

     The Sponsor will not charge any Series of the Trust fees for services performed as Sponsor, except the Sponsor shall receive an annual surveillance fee for services performed for such Trust Funds in an amount not to exceed the amount shown under "Essential Information" in Part Two for performing portfolio surveillance services for each Trust. Such fee (which is based on the largest number of Units outstanding during each year) may exceed the actual costs of providing such surveillance services for a Trust, but at no time will the total amount received for portfolio surveillance services rendered to such Series in any calendar year exceed the aggregate cost to the Sponsor for providing such services. The foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor paid all the expenses of creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Prospectus, Trust Agreements and the certificates, legal and accounting expenses, advertising and selling expenses, payment of closing fees, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses.

     The Trustee receives for its services the fee set forth under "Essential Information" appearing in Part Two. The Trustee fee which is calculated monthly is based on the largest aggregate principal amount of Bonds in each Trust Fund at any time during the period. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trust Funds. The Trustee's fee is payable on or before each Distribution Date. See "Unitholders-Distributions to Unitholders."

     For evaluation of Bonds in a Series of the Trust, the Evaluator receives a fee payable monthly, calculated on an annual rate as set forth under "Essential Information" in Part Two, based upon the largest aggregate principal amount of Bonds in such Series of the Trust at any time during such monthly period.

     The Trustee's fees, the Evaluator's fees and the surveillance fees are deducted from the Interest Account of each Series to the extent funds are available and then from the Principal Account of such Series. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter", published by the United States Department of Labor, or any equivalent index substituted therefor.

     The following additional charges are or may be incurred by a Series of the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding of Bonds) and of bond counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or such Series, or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Series of the Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting as Sponsor of such Series of the Trust without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of the Series. The fees and expenses set forth herein are payable out of such Series of the Trust and, when owed to the Trustee, are secured by a lien on the assets of the Series of the Trust.

     Fees and expenses of a Series of the Trust shall be deducted from the Interest Account of such Series, or, to the extent funds are not available in such Account, from the Principal Account of such Series. The Trustee may withdraw from the Principal Account or the Interest Account of such Series such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of that Series of the Trust. Amounts so withdrawn shall be credited to a separate account maintained for such Series known as the Reserve Account and shall not be considered a part of such Series when determining the value of the Units of such Series until such time as the Trustee shall return all or any part of such amounts to the appropriate account.


THE SPONSOR

     Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers in the Midwest and Southwest, especially in Kansas, Missouri and Texas. The Company's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreements or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreements and liquidate the Trust or any Series thereof as provided therein or (c) continue to act as Trustee without terminating the Trust Agreements.

     The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to this Trust or any Series. Such information is included in this Prospectus only for the purposes of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Series of the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.


LEGAL OPINIONS

     The legality of the Units offered hereby and certain matters relating to federal tax law were passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.


INDEPENDENT AUDITORS

     The statement of net assets, including the schedule of investments, appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trust to which such statement relates, has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                           Kemper Insured Corporate Trust

                                   Series 10












                                     Part Two

Dated April 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                        Kemper Insured Corporate Trust
                                 Series 10
                             Essential Information
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Bonds                                           $14,018,000
Number of Units                                                      13,891,969
Fractional Undivided Interest in the Trust per Unit                1/13,891,969
Principal Amount of Bonds per 1,000 Units                                $1,009
Public Offering Price per 1,000 Units:
  Aggregate Value of Bonds                                          $13,547,870
  Aggregate Value of Bonds per 1,000 Units  $975
  Principal Cash per 1,000 Units (1)                                       $(6)
  Sales Charge of 3.50% of Public Offering Price (3.627%
  of the net amount invested)                                               $35
  Public Offering Price per 1,000 Units (exclusive of accrued
    interest) (2)                                                        $1,004
Redemption Price per 1,000 Units (exclusive of accrued interest)           $969

Date of Trust Agreement and
Initial Deposit                       March 17, 1993

Mandatory Termination Date            December 31, 2042

Weighted Average Stated Maturity
of Bonds                              6.31 years

Evaluator's Annual Evaluation Fee     $.30 per $1,000 principal amount of Bonds.

Sponsor's Annual Portfolio
Surveillance Fee                      $.25 per $1,000 principal amount of Bonds.

Trustee's Annual Fee (including
estimated expenses)                   $1.088 and $.565 per 1,000 Units for
                                      monthly and semiannual distribution
                                      options, respectively (includes $.91 and
                                      $.51 of Trustee's annual fee per $1,000
                                      principal amount of Bonds and $.17 and
                                      $.05 of out-of-pocket expenses per 1,000
                                      Units for monthly and semiannual
                                      distribution options, respectively).

Record and Computation Dates          First day of the month as follows:
                                      monthly - each month; semiannually -
                                      January and July

Distribution Dates                    Fifteenth day of the month as follows:
                                      monthly - each month; semiannually-January
                                      and July

                        Kemper Insured Corporate Trust
                                  Series 10
                       Essential Information (continued)
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

Special Information Based on Various Distribution Options

                                               Monthly   Semiannual
                                             ---------    ---------
Calculation of Estimated Net Annual Interest Income per 1,000 Units:
  Estimated Annual Interest Income            $62.1650     $62.1650
  Less:  Estimated Annual Expense               1.8132       1.2896
                                             ---------    ---------
  Estimated Net Annual Interest Income        $60.3518     $60.8754
                                             =========    =========
  Divided by 12 and 2, respectively            $5.0293     $30.4377
Estimated Daily Rate of Net Interest
Accrual per 1,000 Units                        $0.1676      $0.1691
Estimated Current Return Based on Public
Offering Price (3)                               6.01%        6.06%
Estimated Long-Term Return (3)                   6.40%        6.45%


Minimum principal value of the Trust under which 40% of the aggregate principal aqmount of Bonds Trust Agreement may be terminated deposited in the Trust
(7,128,000)

1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On December 31, 1996, accrued interest to the settlement date of January 6, 1997 of $9.09 per 1,000
Units for monthly and $8.96 per 1,000 Units for semiannual distribution options, was added to the Public Offering Price of $1004.00 for a total price of $1013.09 for monthly and $1012.96 for semiannual distribution options.

3. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estmated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units Public Offering Price" - Part One).




Report of Independent Auditors


Unitholders
Kemper Insured Corporate Trust
Series 10

We have audited the accompanying statement of assets and liabilities of Kemper
Insured Corporate Trust Series 10, including the schedule of investments, as of December 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Insured Corporate Trust
Series 10 at December 31, 1996, and the results of its operations and changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP


Kansas City, Missouri
March 31, 1997

                        Kemper Insured Corporate Trust

Series 10

                       Statement of Assets and Liabilities

                               December 31, 1996



Assets
Securities, at value (cost $13,957,068)                            $13,547,870
Interest receivable                                                    273,153
                                                                      ---------
Total assets                                                        13,821,023


Liabilities and net assets
Cash overdraft                                                          88,519
Accrued liabilities                                                      3,805
                                                                      ---------
                                                                        92,324

Net assets, applicable to 13,891,969 Units outstanding:
  Cost of Trust assets, exclusive of interest         $13,957,068
  Unrealized depreciation                                (409,198)
  Distributable funds                                     180,829
                                                         ---------    ---------
Net assets                                                         $13,728,699
                                                                      =========

[FN]

See accompanying notes to financial statements.

                        Kemper Insured Corporate Trust

                                    Series 10

                            Statements of Operations


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Investment income - interest                $973,283   $1,094,250   $1,133,355
Expenses:
  Trustee's fees and related expenses         18,317       19,826       19,228
  Evaluator's fees and portfolio
    surveillance fees                          8,230        9,226        9,572
                                            ---------    ---------    ---------
Total expenses                                26,547       29,052       28,800
                                            ---------    ---------    ---------
Net investment income                        946,736    1,065,198    1,104,555

Realized and unrealized gain (loss) on
  investments:
  Realized loss                              (30,308)      (7,687)     (17,594)
  Unrealized appreciation (depreciation)
    during the year                         (612,480)   2,242,070   (2,169,155)
                                            ---------    ---------    ---------
Net gain (loss) on investments              (642,788)   2,234,383   (2,186,749)
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations                 $303,948   $3,299,581  ($1,082,194)
                                            =========    =========    =========

[FN]
See accompanying notes to financial statements.

                        Kemper Insured Corporate Trust

                                  Series 10

                       Statements of Changes in Net Assets


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Operations:
  Net investment income                     $946,736   $1,065,198   $1,104,555
  Realized loss on investments               (30,308)      (7,687)     (17,594)
  Unrealized appreciation (depreciation)
    on investments during the year          (612,480)   2,242,070   (2,169,155)
                                            ---------    ---------    ---------
Net increase (decrease) in net asset
  resulting from operations                  303,948    3,299,581  (1,082,194)

Distributions to Unitholders:
  Net investment income                     (934,185)  (1,041,510)  (1,073,006)

Capital transactions:
  Redemption of 750,000 Units                      -            -     (711,750)
  Redemption of 1,262,300 Units                    -   (1,231,591)           -
  Redemption of 1,915,731 Units           (1,853,414)           -            -
                                            ---------    ---------    ---------
Total increase (decrease) in net assets   (2,483,651)   1,026,480   (2,866,950)

Net assets:
  At the beginning of the year            16,212,350   15,185,870   18,052,820
                                            ---------    ---------    ---------
  At the end of the period (including
    distributable funds applicable to
    Trust Units of $180,829, $313,328 and
    $326,219 at December 31, 1996, 1995
    1994, respectively)                  $13,728,699  $16,212,350  $15,185,870
                                            =========    =========    =========
Trust Units outstanding at the end of
  the year                                13,891,969   15,807,700   17,070,000
                                            =========    =========    =========
Net asset value per 1,000 Units at the end of the year:
  Monthly                                    $982.04    $1,018.90      $882.49
                                            =========    =========    =========
  Semiannual                               $1,007.28    $1,044.56      $908.09
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.

                                                  Kemper Insured Corporate Trust

                                                           Series 10

                                                   Schedule of Investments

                                                        December 31, 1996


                                                        Coupon     Maturity  Redemption                      Principal
Name of Issuer and Title of Bond (4)                    Rate           Date  Provisions(2)       Rating(1)      Amount     Value(3)
---------------------                                   ---             ---  -----               ---         ---------          ---
New York Telephone Company                              6.500%    3/01/2005  Non-Callable        A           $1,297,000  $1,269,999

Public Service Electric and Gas Company                 6.875     1/01/2003  Non-Callable        A-           1,880,000   1,886,651

Baltimore Gas & Electric Company                        6.500     2/15/2003  Non-Callable        A+           1,330,000   1,312,905

Boston Edison Company                                   6.800     3/15/2003  Non-Callable        BBB-         1,940,000   1,941,700

Detroit Edison Company                                  7.400     1/15/2003  Non-Callable        A3+          1,955,000   2,012,369

Midwest Power Systems Company                           7.125     2/01/2003  Non-Callable        A+           1,150,000   1,157,943

Philadelphia Electric Company                           6.625     3/01/2003  Non-Callable        BBB+         1,244,000   1,241,259

Texas Utilities Electric Company                        6.750     3/01/2003  Non-Callable        AAA          1,817,000   1,779,535

U.S. Treasury Securities (5)                            0.000     5/15/2003  Non-Callable        AAA          1,405,000     945,509
                                                                                                              ---------   ---------
                                                                                                            $14,018,000 $13,547,870
                                                                                                              =========   =========

[FN]
See accompanying notes to Schedule of Investments.

Kemper Insured Corporate Trust

Series 10

Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Portfolio may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.

5. This Bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such Bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

Kemper Insured Corporate Trust

Series 10

Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN), or its predecessor entity, Kemper Unit Investment Trusts. On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

Corporate Securities and the zero coupon obligation are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above. (See Note 4 - Insurance.)

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of the original issue discount for the zero coupon obligation. The premium or discount for the fixed rate obligations is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of the original issue discount on the zero coupon obligation and interest accrued as earned on the fixed rate obligations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 1996:

   Gross unrealized appreciation                                     $2,664
   Gross unrealized depreciation                                   (411,862)
                                                                  ----------
   Net unrealized depreciation                                    $(409,198)
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account and accrued interest, plus a sales charge of 4.00% of the Public Offering Price (equivalent to 4.167% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

Kemper Insured Corporate Trust

Series 10

Notes to Financial Statements (continued)

Insurance

Insurance guaranteeing the payment of all principal and interest on the corporate Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid in accordance with the option (monthly or semiannual) selected by the investor. Income distributions, on a record date basis, are as follows:


                   Year ended             Year ended             Year ended
Distribution    December 31, 1996      December 31, 1995      December 31, 1994
     Plan     Per 1,000 Units       Total  Per 1,000 Units       Total  Per
1,000 Units       Total
-----        ---------  ---------- ---------  ---------- ---------  ----------
Monthly         $59.95    $664,373    $60.24    $744,985    $60.24    $754,622
Semiannual       60.74     240,787     60.74     282,639     60.74     309,634
                        ----------            ----------            ----------
                          $905,160            $1,027,624            $1,064,256
                         =========             =========             =========

In addition, the Trust redeemed Units with proceeds from the sale of Bonds as follows:


                                            Year ended December 31
                                        1996           1995           1994
                                  ----------     ----------     ----------
Principal portion                 $1,853,414     $1,231,591       $711,750
Net interest accrued                  29,025         13,886          8,750
                                  ----------     ----------     ----------
                                  $1,882,439     $1,245,477       $720,500
                                   =========      =========      =========
Units                              1,915,731      1,262,300        750,000
                                   =========      =========      =========



5.  Change of Trustee

On March 1, 1996, The Bank of New York Co. assumed all trustee responsibilities from Investors Fiduciary Trust Company.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated March 31, 1997, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Insured Corporate Trust Series 10 dated April 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1997

                           Kemper Insured Corporate Trust

                                   Series 11












                                     Part Two

Dated April 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                        Kemper Insured Corporate Trust
                                  Series 11
                             Essential Information
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Bonds                                           $31,160,000
Number of Units                                                      30,623,893
Fractional Undivided Interest in the Trust per Unit                1/30,623,893
Principal Amount of Bonds per 1,000 Units                                $1,017
Public Offering Price per 1,000 Units:
  Aggregate Value of Bonds                                          $29,264,131
  Aggregate Value of Bonds per 1,000 Units                                 $956
  Principal Cash per 1,000 Units (1)                                      $(18)
  Plus Sales Charge of 5.50% of Public Offering Price (5.820%
 of the net amount invested)                                                $55
  Public Offering Price per 1,000 Units (exclusive of accrued
    interest) (2)                                                          $993
Redemption Price per 1,000 Units (exclusive of accrued interest)           $938

Date of Trust Agreement and Initial Deposit       March 17, 1993

Mandatory Termination Date                        December 31, 2042

Weighted Average Stated Maturity of Bonds         26.34 years

Evaluator's Annual Evaluation Fee                 $.30 per $1,000 principal
                                                  amount of Bonds.

Sponsor's Annual Portfolio Surveillance Fee       $.25 per $1,000 principal
                                                  amount of Bonds.

Trustee's Annual Fee (including
estimated expenses)                               $1.096 and $.569 per 1,000
                                                  Units for monthly and
                                                  semiannual distribution
                                                  options, respectively
                                                  (includes $.91 and $.51 of
                                                  Trustee's annual fee per
                                                  $1,000 principal amount of
                                                  Bonds and $.17 and $.05 of
                                                  out-of-pocket expenses per
                                                  1,000 Units for monthly
                                                  and semiannual distribution
                                                  options, respectively).

Record and Computation Dates                      First day of the month as
                                                  follows: monthly - each
                                                  month; semiannually - January
                                                  and July

Distribution Dates                                Fifteenth day of the month as
                                                  follows: monthly - each
                                                  month; semiannually - January
                                                  and July


                        Kemper Insured Corporate Trust
                                  Series 11
                       Essential Information (continued)
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

Special Information Based on Distributions

                                                           Monthly   Semiannual
                                                         ---------    ---------
Calculation of Estimated Net Annual Interest Income per 1,000 Units:
  Estimated Annual Interest Income                      $72.813081   $72.813081
  Less:  Estimated Annual Expense                         1.825560     1.298557
                                                         ---------    ---------
  Estimated Net Annual Interest Income                  $70.987521   $71.514524
                                                         =========    =========
  Divided by 12 and 2, respectively                      $5.915627   $35.757262
Estimated Daily Rate of Net Interest Accrual
 per 1,000 Units                                          $.197188     $.198651
Estimated Current Return Based on
Public Offering Price (3)                                    7.15%        7.20%
Estimated Long-Term Return (3)                               7.11%        7.16%


Minimum principal value of the Trust             40% of the aggregate principal
under which Trust Agreement may be               amoount of Bonds deposited in
terminated                                       the Trust (13,572,000).

1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On December 31, 1996, accrued interest to the settlement date of January 6, 1997 of $10.72 per 1,000
Units for monthly and $10.73 per 1,000 Units for semiannual distribution options, was added to the Public Offering Price of $993.00 for a total price of $1003.72 for monthly and $1003.73 for semiannual distribution options.

3. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase.
These estmated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units Public Offering Price" - Part One).





Report of Independent Auditors


Unitholders
Kemper Insured Corporate Trust
Series 11

We have audited the accompanying statement of assets and liabilities of Kemper
Insured Corporate Trust Series 11, including the schedule of investments, as of December 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Insured Corporate Trust
Series 11 at December 31, 1996, and the results of its operations and changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.





                                                              Ernst & Young LLP

Kansas City, Missouri
March 31, 1997

                        Kemper Insured Corporate Trust

                                     Series 11

                       Statement of Assets and Liabilities

                               December 31, 1996



Assets
Securities, at value (cost $30,054,177)                            $29,264,131
Interest receivable                                                    765,333
                                                                      ---------
Total assets                                                        30,029,464


Liabilities and net assets
Cash overdraft                                                         764,856
Accrued liabilities                                                      7,960
                                                                      ---------
                                                                       772,816

Net assets, applicable to 30,623,893 Units outstanding:
  Cost of Trust assets, exclusive of interest         $30,054,177
  Unrealized depreciation                                (790,046)
  Distributable funds                                      (7,483)
                                                         ---------    ---------
Net assets                                                         $29,256,648
                                                                      =========

[FN]

See accompanying notes to financial statements.

                        Kemper Insured Corporate Trust

                                   Series 11

                            Statements of Operations


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Investment income - interest              $2,276,419   $2,402,531   $2,419,481
Expenses:
  Trustee's fees and related expenses         41,238       40,439       37,740
  Evaluator's fees and portfolio
    surveillance fees                         17,341       18,315       18,441
                                            ---------    ---------    ---------
Total expenses                                58,579       58,754       56,181
                                            ---------    ---------    ---------
Net investment income                      2,217,840    2,343,777    2,363,300

Realized and unrealized gain (loss) on
  investments:
  Realized gain (loss)                        27,098       (2,014)           -
  Unrealized appreciation (depreciation)
    during the year                       (1,666,725)   5,306,864   (5,335,136)
                                            ---------    ---------    ---------
Net gain (loss) on investments            (1,639,627)   5,304,850   (5,335,136)
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations                 $578,213   $7,648,627  ($2,971,836)
                                            =========    =========    =========

[FN]
See accompanying notes to financial statements.

                        Kemper Insured Corporate Trust

                                     Series 11

                       Statements of Changes in Net Assets


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Operations:
  Net investment income                   $2,217,840   $2,343,777   $2,363,300
  Realized gain (loss) on investments         27,098       (2,014)           -
  Unrealized appreciation (depreciation)
    on investments during the year        (1,666,725)   5,306,864   (5,335,136)
                                            ---------    ---------    ---------
Net increase (decrease) in net asset
  resulting from operations                  578,213    7,648,627   (2,971,836)

Distributions to Unitholders:
  Net investment income                   (2,237,741)  (2,363,869)  (2,361,099)
  Principal from investment transactions     (35,252)           -            -
                                            ---------    ---------    ---------
Total distributions to Unitholders        (2,272,993)  (2,363,869)  (2,361,099)

Capital transactions:
  Redemption of 725,088 Units                      -     (700,230)           -
  Redemption of 2,181,019 Units           (2,109,076)           -            -
                                            ---------    ---------    ---------
Total increase (decrease) in net assets   (3,803,856)   4,584,528   (5,332,935)

Net assets:
  At the beginning of the year            33,060,504   28,475,976   33,808,911
                                            ---------    ---------    ---------
  At the end of the period (including
    distributable funds applicable to
    Trust Units of $7,483, $594,924 and
    $629,078 at December 31, 1996, 1995
    1994, respectively)                  $29,256,648  $33,060,504  $28,475,976
                                            =========    =========    =========
Trust Units outstanding at the end of
  the year                                30,623,893   32,804,912   33,530,000
                                            =========    =========    =========
Net asset value per 1,000 Units at the end of the year
  Monthly                                    $952.55    $1,005.67      $846.38
                                            =========    =========    =========
  Semiannual                                 $981.90    $1,035.34      $875.99
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.




                                                  Kemper Insured Corporate Trust

                                                           Series 11

                                                   Schedule of Investments

                                                        December 31, 1996


                                                        Coupon     Maturity  Redemption                      Principal
Name of Issuer (4)                                       Rate         Date   Provisions(2)     Rating(1)      Amount       Value(3)
---------------------                                  ---         ---    ----------         ---          ---------          ---
Baltimore Gas & Electric Company                        7.500%    3/01/2023  1998 @ 104.98       A+          $3,185,000  $3,130,175

Carolina Power & Light Company                          7.500     3/01/2023  2003 @ 103.22       A            2,350,000   2,317,331

Dayton Power & Light Company                            7.875     2/15/2024  2003 @ 103.77       A            3,000,000   3,052,467

Florida Power & Light Company                           7.750     2/01/2023  1998 @ 104.78       AA-          3,250,000   3,236,967

Pennsylvania Power & Light Company                      7.875     2/01/2023  2003 @ 103.57       A-           3,250,000   3,312,917

Philadelphia Electric Company                           7.750     3/01/2023  1998 @ 104.95       BBB+         2,732,000   2,769,795

Public Service Electric and Gas Company                 7.500     3/01/2023  1998 @ 105.38       A-           3,120,000   2,977,352

U.S. Treasury Securities (5)                            0.000    11/15/2021  Non-Callable        AAA          1,964,000     358,842

Duke Power Company                                      7.375     3/01/2023  1998 @ 103.37       AA-          1,750,000   1,703,003

Pacific Gas & Electric Company                          7.250     3/01/2026  2003 @ 102.02          A         2,100,000   2,025,057

Texas Utilities Electric Company                        7.875     3/01/2023  2003 @ 103.84       AAA          3,250,000   3,212,904

Virginia Electric & Power Company                       7.250     2/01/2023  2003 @ 100.44        A           1,209,000   1,167,321
                                                                                                            ---------     ---------
                                                                                                            $31,160,000 $29,264,131
                                                                                                              =========   =========

[FN]
See accompanying notes to Schedule of Investments.

Kemper Insured Corporate Trust

Series 11

Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Portfolio may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.

5. This Bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such Bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

Kemper Insured Corporate Trust

Series 11

Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN), or its predecessor entity, Kemper Unit Investment Trusts. On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

Corporate Securities and the zero coupon obligation are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above. (See Note 4 - Insurance.)

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of the original issue discount for the zero coupon obligation. The premium or discount for the fixed rate obligations is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of the original issue discount on the zero coupon obligation and interest accrued as earned on fixed rate obligations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 1996:

   Gross unrealized appreciation                                    $35,092
   Gross unrealized depreciation                                   (825,138)
                                                                  ----------
   Net unrealized depreciation                                    $(790,046)
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account and accrued interest, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 5.50% of the Public Offering Price (equivalent to 5.820% of the net amount invested).

Kemper Insured Corporate Trust

Series 11

Notes to Financial Statements (continued)

Insurance

Insurance guaranteeing the payment of all principal and interest on the corporate Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid in accordance with the option (monthly or semiannual) selected by the investor. Income distributions, on a record date basis, are as follows:


                   Year ended             Year ended             Year ended
Distribution    December 31, 1996      December 31, 1995      December 31, 1994
     Plan     Per 1,000     Total    Per 1,000     Total    Per 1,000     Total
                Units                  Units                  Units
-----        ---------  ---------- ---------  ---------- ---------  ----------
Monthly          $69.74  $2,042,103   $69.84  $2,145,287   $69.84  $2,106,514
Semiannual        70.34     162,886    70.34     209,014    70.34     254,585
                        ----------            ----------            ----------
                        $2,204,989            $2,354,301            $2,361,099
                         =========             =========             =========

In addition, the Trust redeemed Units with proceeds from the sale of Bonds as follows:


                                                   Year ended December 31
                                                       1996           1995
                                                 ----------     ----------
Principal portion                                $2,109,076       $700,230
Net interest accrued                                 32,752          9,568
                                                 ----------     ----------
                                                 $2,141,828       $709,798
                                                  =========      =========
Units                                             2,181,019        725,088
                                                  =========      =========


In addition, distribution of principal related to the sale or call of securities is $1.12 per 1,000 Units for the year ended December 31, 1996.

5.  Change of Trustee

On March 1, 1996, The Bank of New York Co. assumed all trustee responsibilities from Investors Fiduciary Trust Company.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated March 31, 1997, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Insured Corporate Trust Series 11 dated April 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1997

              Contents of Post-Effective Amendment
                    To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                        The facing sheet


                         The prospectus


                         The signatures


             The Consent of Independent Accountants

                           Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Kemper Insured Corporate Trust, Series 10 and Series 11, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 1997.

                              Kemper Insured Corporate Trust,
                                  Series 10 and Series 11
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 1997 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.